FAIR VALUE AND RISK MANAGEMENT - Contractual Maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Contractual maturities
Unsecured debentures	$ 650,000
Unsecured term loans	539,800
Cross currency interest rate swaps	30,365	$ 104,757
Unsecured debentures, net of cross currency interest rate swap savings	53,476
Unsecured term loans, net of cross currency interest rate swap savings	34,939
Accounts payable and accrued liabilities	50,183	41,967
Distributions payable	13,081	$ 24,357
Total payments	1,371,860
Not later than 1 year
Contractual maturities
Unsecured debentures, net of cross currency interest rate swap savings	16,741
Unsecured term loans, net of cross currency interest rate swap savings	5,360
Accounts payable and accrued liabilities	48,075
Distributions payable	13,081
Total payments	83,257
2021
Contractual maturities
Unsecured debentures	250,000
Cross currency interest rate swaps	3,630
Unsecured debentures, net of cross currency interest rate swap savings	16,741
Unsecured term loans, net of cross currency interest rate swap savings	5,360
Accounts payable and accrued liabilities	1,482
Total payments	277,213
2022
Contractual maturities
Unsecured debentures, net of cross currency interest rate swap savings	9,997
Unsecured term loans, net of cross currency interest rate swap savings	5,360
Accounts payable and accrued liabilities	626
Total payments	15,983
2023
Contractual maturities
Unsecured debentures	400,000
Cross currency interest rate swaps	24,298
Unsecured debentures, net of cross currency interest rate swap savings	9,997
Unsecured term loans, net of cross currency interest rate swap savings	5,360
Total payments	439,655
2024
Contractual maturities
Unsecured term loans	239,816
Cross currency interest rate swaps	1,202
Unsecured term loans, net of cross currency interest rate swap savings	5,360
Total payments	246,378
Later than 5 years
Contractual maturities
Unsecured term loans	300,000
Cross currency interest rate swaps	1,235
Unsecured term loans, net of cross currency interest rate swap savings	8,139
Total payments	$ 309,374